COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Royalty expense		$ 2,500,000
Threat Surface Solutions Group [Member]
Description of Provision for a royalty	provisions for a royalty payment on revenues collected of 5% and 6%, respectively.	provision for a royalty payment based on ten percent (10%) of sales generated by Threat Surface Solutions Group beginning on the Agreement Date and ending on October 12, 2021